Shareholders’ equity	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Shareholders’ equity	Shareholders’ equityNote 13.1. Share capital issued
The Group manages its capital to ensure that the Group will be able to continue as a going concern while maximizing the return to shareholders through the optimization of the debt and equity balance.
As of December 31, 2023, the Group’s share capital amounted to €629 thousand divided into 62,928,818 ordinary shares issued with a par value of €0.01 each, fully paid up, after taking into account the various capital increases that took place since the inception (see
Note 13.2).
As of December 31, 2024, the Group’s share capital amounted to €633 thousand divided into 63,347,837 ordinary shares issued with a par value of €0.01 each, fully paid up, after taking into account the various capital increases that took place since the inception (see
Note 13.2).
As of December 31, 2025, the Group’s share capital amounted to €785 thousand divided into 78,536,412 ordinary shares issued with a par value of €0.01 each, fully paid up, after taking into account the various capital increases that took place since inception (see Note
13.2).
Share capital does not include founders’ share subscription warrants (“Bons de souscription de parts de créateur d’entreprise” or
“BCE”), share subscription warrants (“Bons de souscription d’actions,” or “BSA”) and free shares (“Attributions gratuites
d’actions,” or “AGA”) that have been granted to certain investors or natural persons, both employees and non-employees of the
Group, but not yet exercised.
Treasury shares
The Group held 11,339 of its own shares as of December 31, 2023. The Group held none of its own shares as of December 31, 2024 and December 31, 2025.
The number of outstanding ordinary shares (excluding treasury shares held by the Group) was 62,928,818, 63,347,837 and 78,536,412 as of December 31, 2023, 2024 and 2025, respectively.
Note 13.2. Change in share capital
The increases in the share capital for the year ended December 31, 2023 relate to:
•The completion of a capital increase of €130,000 thousand on February 22, 2023 by issuing 20,000,000 new ordinary shares with a par value of €0.01 per share and a subscription price of €6.50 per share;
•The cash-less exercise of 67,887 Kreos A BSA and 31,696 Kreos B BSA on May 24, 2023, resulting in a capital increase of
€1,850 thousand by issuing 99,583 ordinary shares with a par value of €0.01 per share and an average subscription price of
€18.57 per share, which includes the impact of the derecognition of the BSA derivative financial liability; and
•The completion of the Group’s Global Offering on the Nasdaq Global Market on October 24, 2023, by way of a capital increase of 20,325,500 new ordinary shares, consisting of the U.S. Offering of 18,699,460 ordinary shares in the form of
ADSs, and the European Private Placement of 1,626,040 ordinary shares, with a par value of €0.01 per share and an offering price set at $11.60 per ADS in the U.S. Offering and a corresponding offering price of €10.9864 per ordinary share in the
European Private Placement.
•The exercise of 1,906 other share warrants, by issuing 190,550 ordinary shares with a par value of €0.01 per share and an average subscription price of €0.01 per share (see Note 14).
Incremental costs directly attributable to the issue of new shares, including underwriting commissions and offering expenses related to the Global Offering, were classified as a deduction of shareholders’ equity and amounted to €28,111 thousand for the period ended
December 31, 2023.
The increases in the share capital for the year ended December 31, 2024 relate to:
•the issue and subscription by members of the Board of Directors of 77,820 share warrants, with a subscription price of €2.57 each (see Note 14);
•a credit note received for transaction fees related to the Global Offering, amounting to €446 thousand and classified in the share premiums; and
•the exercise of 4,000 other share warrants, by issuing 4,000 ordinary shares with a par value of €0.01 per share and an average subscription price of €11.14 per share (see Note 14).
•the issue of 415,019 vested free shares, as part of the AGA plans issued by the Group to certain of its officers and employees.
The increases in the share capital for the year ended December 31, 2025 relate to:
•the completion of the July 28, 2025 Offering, by issuing 11,679,400 ADSs at a price of $64.00 per ADS (corresponding to
€54.58 per ordinary share, based on the exchange rate of €1.00 = $1.1726 as published by the European Central Bank on July
23, 2025);
•the conversion of 150 and 200 of Heights notes on respectively July 23 and July 30, 2025 (corresponding to the entirety of the outstanding principal amount of €21.9 million). This conversion resulted in the issuance of 920,377 new ordinary shares of the Group at a conversion price of €23.7674 per ordinary share in accordance with the terms and conditions of the convertible notes;
•the conversion, on August 8, 2025, by Kreos Capital VII (UK) Limited of its portion of the Tranche A of the Kreos / Claret
Financing (the Kreos OCABSA), at a conversion price of €21.2209, resulting in the issuance of 785,389 ordinary shares of the Group, .
•the exercise, on July 30, 2025, by Kreos Capital VII Aggregator SCSp of its share warrants (the tranche A-B Kreos BSA and tranche C Kreos BSA) resulting in the issuance of 319,251 ordinary shares of the Group;
•the exercise, on August 28, 2025, by Claret European Growth Capital Fund III SCSp of its share warrants (the tranche A-B
Claret BSA and tranche C Claret BSA) resulting in the issuance of 206,662 ordinary shares of the Group;
•the conversion, on November 25, 2025, by Claret European Growth Capital Fund III SCSp of its portion of the Tranche A of the Kreos / Claret Financing (the Claret OCABSA), at a conversion price of €21.2209, resulting in the issuance of 392,695 ordinary shares of the Group.
•the issue of 627,714 vested free shares, as part of the AGA plans issued by the Group to certain of its officers and employees;
•the exercise of 257,087 other share warrants, by issuing 257,087 ordinary shares with a par value of €0.01 per share and an average subscription price of €13.02 per share (see Note 14).
Distribution of dividends
The Group did not distribute any dividends for any of the periods presented, does not have any present plan to pay any cash dividends on its equity securities in the foreseeable future and currently intends to retain all available funds and any future earnings to operate and expand our business.